Rule 497(b)
                                                            File Nos. 333-108662
                                                            and 811-03626



                                 CITIZENS FUNDS
                                230 Commerce Way
                              Portsmouth, NH 03801

                                                                October 16, 2003

Dear Shareholders:

     You are being asked to vote on a Plan of Reorganization whereby substantially all of the assets and all of the liabilities of the Citizens International Growth Fund (the "Acquired Fund"), a series of Citizens Funds, will be transferred in a tax-free reorganization to the Citizens Global Equity Fund (the "Acquiring Fund"), also a series of Citizens Funds, in exchange for shares of the Acquiring Fund.

     If the Plan of Reorganization is approved and consummated, you will no longer be a shareholder of the Acquired Fund; you will become a shareholder of the Acquiring Fund. You will receive shares of the corresponding class of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of your shares of the Acquired Fund.

     The Acquiring Fund and the Acquired Fund are advised by Citizens Advisers, Inc. ("Citizens"). Citizens proposed the reorganization of the Acquired Fund into the Acquiring Fund because it believes that it is in the best interests of the shareholders of both Funds.

     After carefully studying the merits of the proposal, the Board of Trustees has determined that the reorganization will benefit the shareholders of the Acquired Fund.

     As shareholders of the Acquiring Fund, investors currently holding shares of the Acquired Fund will participate in a mutual fund with the same investment objective and with policies that are similar to those of the Acquired Fund, although the Acquiring Fund (unlike the Acquired Fund) invests a substantial portion of its assets in the U.S. After the reorganization, Acquired Fund shareholders will remain part of the Citizens Funds fund family, which offers a wide array of mutual funds. Acquired Fund shareholders will continue to be able to exchange their shares among all of those funds.

     The Board of Trustees believes that the proposal set forth in the enclosed notice of meeting is important and recommends that you read the enclosed materials carefully and then vote for the proposal. Please take a moment now to sign and return your proxy card in the enclosed postage-paid envelope. You may also cast your vote by the internet or telephone as described in the enclosed materials. Additional information regarding voting is included with the enclosed proxy card.

                                        Respectfully,

                                        /s/ Sophia Collier

                                        Sophia Collier
                                        President

WE URGE YOU TO SIGN AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE, OR CAST YOUR VOTE BY THE INTERNET OR TELEPHONE AS DESCRIBED IN THE ENCLOSED MATERIALS, TO ENSURE A QUORUM AT THE MEETING. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN.

                  QUESTIONS AND ANSWERS ABOUT THIS TRANSACTION

Why is the Reorganization being proposed?

     The Reorganization is being proposed because the Funds' board believes that it is in the best interest of shareholders of the Acquired Fund.

If the Reorganization is approved, what will happen?

     The Acquired Fund will transfer substantially all of its assets and all of its liabilities to the Acquiring Fund and will receive, in exchange, shares of the Acquiring Fund. The Acquired Fund issues only Standard Class shares, and will receive Standard Class shares of the Acquiring Fund in this transaction. The Acquired Fund will then be liquidated, and each shareholder of the Acquired Fund will receive that number of full and fractional Standard Class shares of the Acquiring Fund having a net asset value equal to the aggregate net asset value of the shareholder's shares of the Acquired Fund held on the Closing Date. After the Reorganization, you will own shares of the Acquiring Fund rather than shares of the Acquired Fund.

What will be the effect on the investment strategies associated with my investment if the proposed changes are approved?

     The Acquiring Fund has the same investment objective as the Acquired Fund, and policies that are similar to those of the Acquired Fund. Both Funds invest in equity securities of foreign issuers. However, the Acquiring
Fund, unlike the Acquired Fund, invests a substantial portion of its assets in equity securities of United States issuers.

How will the fees and expenses associated with my investment be affected?

     The total annual operating expenses are lower for the Acquiring Fund than they are for the Acquired Fund.

Will there be any change with respect to the management of my investment?

     No. The Acquired Fund's and the Acquiring Fund's investment manager is Citizens Advisers, Inc. ("Citizens"). Citizens will continue to serve as the investment manager of the Acquiring Fund after the consummation of the Reorganization. SSgA Funds Management, Inc., a wholly-owned subsidiary of State Street Corporation, is the investment subadviser of the Acquired Fund and the Acquiring Fund, and will continue to serve as the investment subadviser of the Acquiring Fund after the consummation of the Reorganization.

Who will be responsible for the costs of the Reorganization?

     Each Fund will pay for its own costs and expenses associated with the Reorganization, including, for the Acquired Fund, costs of soliciting proxies.

What if I do not vote or vote against the Reorganization, yet approval of the Reorganization is obtained?

     You will automatically receive shares of the Acquiring Fund.

As a holder of shares of the Acquired Fund, what do I need to do?

     Please read the enclosed Proxy Statement/Prospectus and vote. Your vote is important! Accordingly, please promptly sign, date and mail the proxy card in the enclosed return envelope as soon as possible.

May I attend the shareholder meeting in person?

     Yes, you may attend the meeting in person.

                                 CITIZENS FUNDS
                           INTERNATIONAL GROWTH FUND
                                230 COMMERCE WAY
                              PORTSMOUTH, NH 03801
                                 (603) 436-1513

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

Please take notice that a Special Meeting of Shareholders of the Citizens International Growth Fund (the "Acquired Fund"), a series of Citizens Funds, will be held at the offices of Citizens Funds, 230 Commerce Way, Portsmouth, NH on November 21, 2003 at 8:30 a.m., Eastern time, for the following purposes:

ITEM 1. To consider and act upon a proposal to approve a Plan of Reorganization that provides for and contemplates: (1) the transfer of substantially all of the assets and all of the liabilities of the Acquired Fund to Citizens Global Equity Fund (the "Acquiring Fund"), a series of Citizens Funds, solely in exchange for shares of the Acquiring Fund; (2) the distribution of the shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation of the Acquired Fund; and (3) the termination of the Acquired Fund.

ITEM 2. To transact such other business as may properly come before the Special Meeting of Shareholders and any adjournments thereof.

Item 1 is described in the attached Proxy Statement/Prospectus.

The Board of Trustees recommends that you vote in favor of Item 1.

If you were a shareholder of record on September 30, 2003, you are entitled to vote at the Special Meeting of Shareholders and at any adjournments thereof.

                                        /s/ Marcia S. Kovalik

                                        Marcia S. Kovalik, Secretary

October 10, 2003

YOUR VOTE IS IMPORTANT. PLEASE VOTE, SIGN AND RETURN THE ENCLOSED PROXY
CARD, WHICH WILL HELP AVOID THE ADDITIONAL EXPENSE OF ADDITIONAL SOLICITATIONS. THE ENCLOSED ADDRESSED ENVELOPE REQUIRES NO POSTAGE AND IS PROVIDED FOR YOUR CONVENIENCE. YOU ALSO MAY VOTE YOUR PROXY BY TELEPHONE OR THE INTERNET.

                           PROXY STATEMENT/PROSPECTUS

                                October 10, 2003

                         Relating to the acquisition by

                          CITIZENS GLOBAL EQUITY FUND

                                of the assets of

                       CITIZENS INTERNATIONAL GROWTH FUND

                            each fund is a series of
                                 CITIZENS FUNDS
                                230 Commerce Way
                              Portsmouth, NH 03801
                    Telephone: (603) 436-1513, (800) 223-7010

     This Proxy Statement/Prospectus is furnished to shareholders of the Citizens International Growth Fund (the "Acquired Fund"), a series of Citizens Funds (the "Trust"), in connection with the solicitation of proxies for a Special Meeting of Shareholders of the Acquired Fund at which shareholders will be asked to consider and approve a proposed Plan of Reorganization (the "Plan") adopted by the Trust with respect to the Acquired Fund and the Citizens Global Equity Fund (the "Acquiring Fund").

     The Plan provides that substantially all of the assets and all of the liabilities of the Acquired Fund will be transferred to the Acquiring Fund. In exchange for the transfer of these assets and liabilities, the Acquired Fund will receive shares of the Acquiring Fund. Shares of the Acquiring Fund so received will then be distributed to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, and the Acquired Fund will be terminated. The Acquired Fund issues only Standard Class shares, and will receive Standard Class shares of the Acquiring Fund in this transaction. As a result of this transaction (the "Reorganization"), each shareholder of the Acquired Fund will receive that number of full and fractional Standard Class shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the Acquired Fund held on the closing date of the Reorganization.

     The Acquired Fund and the Acquiring Fund are each series of the Trust, which is an open-end management investment company. The investment objectives and policies of the Acquiring Fund are compared to those of the Acquired Fund in this Proxy Statement/Prospectus. The investment objective of each fund is to seek capital appreciation. Both Funds invest in equity securities of foreign issuers. However, the Acquiring Fund, unlike the Acquired Fund, invests a substantial portion of its assets in equity securities of United States issuers.

     This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. For a more detailed discussion of the investment objectives, policies, restrictions and risks of the Acquiring Fund, see the Prospectus for the Acquiring Fund, dated August 29, 2003, as supplemented from time to time, which is included herewith and incorporated herein by reference. This Proxy Statement/Prospectus is also accompanied by the Acquiring Fund's Annual Report to shareholders for the fiscal year ended June 30, 2003 which is incorporated herein by reference. Additional information is set forth in the Acquiring Fund's Statement of Additional Information dated August 29, 2003, as supplemented from time to time, which is incorporated herein by reference. The Statement of Additional Information is on file with the Securities and Exchange Commission and is available without charge upon request by writing or calling the Trust at the address or telephone number indicated above.

     Additional information is set forth in (a) the Statement of Additional Information relating to this Proxy Statement/Prospectus, dated October 10, 2003,
(b) the Prospectus and Statement of Additional Information of the

Acquired Fund dated August 29, 2003; and the Acquired Fund's Annual Report for the fiscal year ended June 30, 2003. Each of these documents is incorporated herein by reference and is on file with the Securities and Exchange Commission. You may obtain a copy of any of these documents without charge upon request by writing or calling the Acquired Fund at the address or telephone number indicated above.

     This Proxy Statement/Prospectus is expected to be first sent to shareholders on or about October 16, 2003.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

     No person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement/Prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Acquired Fund or the Acquiring Fund.

TABLE OF CONTENTS
                                                                            Page
SYNOPSIS ...................................................................   8
Proposed Transaction .......................................................   8
Comparison of Investment Objectives and Policies ...........................   8
Investment Advisory Services and Management Fees ...........................  10
Overall Expenses ...........................................................  10
Distribution of Shares and Other Services ..................................  11
Sales Charges, Purchase Policies and Redemption, and Exchange Information ..  12
Dividends and Other Distributions ..........................................  12
Tax Consequences ...........................................................  12

PRINCIPAL INVESTMENTS, RISK FACTORS AND INVESTMENT RESTRICTIONS ............  13
Principal Investments and Risk Factors .....................................  13
Fundamental Investment Restrictions ........................................  15
Non-Fundamental Investment Restrictions ....................................  15

THE PROPOSED TRANSACTION ...................................................  16
Description of the Plan ....................................................  16
Reasons for the Proposed Transaction .......................................  16
Description of the Securities to be Issued .................................  17
Federal Income Tax Consequences ............................................  18
Liquidation and Termination of the Acquired Fund ...........................  19
Portfolio Securities .......................................................  19
Portfolio Turnover .........................................................  19
Pro Forma Capitalization ...................................................  19
Performance ................................................................  20

VOTING INFORMATION .........................................................  22
General Information ........................................................  22
Quorum; Vote Required to Approve Proposal ..................................  22
Outstanding Shareholders ...................................................  23

ADDITIONAL INFORMATION ABOUT THE FUNDS .....................................  25

OTHER MATTERS ..............................................................  25

EXHIBIT A -- PLAN OF REORGANIZATION

                                    SYNOPSIS

     The following is a summary of certain information contained in this Proxy Statement/Prospectus regarding the Acquired Fund and the Acquiring Fund (each a "Fund," and collectively, the "Funds") and the proposed Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the Prospectus of the Acquiring Fund, the Prospectus of the Acquired Fund, and the Plan. The Plan is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders of the Acquired Fund should read this entire Proxy Statement/Prospectus carefully.

Proposed Transaction

     The Board of Trustees of the Funds, including a majority of the Trustees who are not "interested persons" of the Funds (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Non-Interested Trustees"), approved the Plan on August 18, 2003. The Plan provides that substantially all of the assets and all of the liabilities of the Acquired Fund will be transferred to the Acquiring Fund. In exchange for the transfer of those assets and liabilities, the Acquired Fund will receive shares of the Acquiring Fund. Shares of the Acquiring Fund so received will then be distributed to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, and the Acquired Fund will be terminated and its outstanding shares cancelled. The Acquired Fund issues only Standard Class shares, and will receive Standard Class shares of the Acquiring Fund in this transaction. As a result of the Reorganization, each shareholder of the Acquired Fund will receive that number of full and fractional Standard Class shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the Acquired Fund held as of the close of business on the closing date of the Reorganization (the "Closing Date"). The Closing Date is expected to be on or about December 19, 2003, or such other date as the parties may agree.

     For the reasons described below under "The Proposed Transaction -- Reasons for the Proposed Transaction," the Board of Trustees, including a majority of the Non-Interested Trustees, has concluded that the Reorganization is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

     Accordingly, the Trustees recommend approval of the Plan. If the Plan is not approved, the Acquired Fund will continue in existence unless other action is taken by the Trustees. Such other action may potentially include, among other things, resubmission of the Plan to shareholders, maintaining the status quo, or the termination and liquidation of the Acquired Fund.

Comparison of Investment Objectives and Policies

INVESTMENT OBJECTIVES

     The investment objective of both Funds is to seek capital appreciation.

     Each of the Acquired Fund and the Acquiring Fund seeks its investment objective by investing its assets in equity securities of foreign issuers. However, the Acquiring Fund, unlike the Acquired Fund, invests a substantial portion of its assets in equity securities of United States issuers.

INVESTMENT POLICIES

     Equity Securities. Each of the Acquired Fund and Acquiring Fund invests in equity securities.

     Equity securities in which the Acquired Fund invests include common stocks and forms of foreign equities that trade in U.S. dollars (such as American Depositary Receipts). Under normal circumstances, the Acquired Fund invests at least 65% of the value of its net assets in equity securities of foreign issuers, and diversifies its holdings internationally by investing in at least five foreign countries. The Acquired Fund may invest no more than 25% of total assets in emerging markets (such as Russia, Malaysia and Pakistan).

     The Acquiring Fund invests mainly in common stocks and other equities of companies of any size. Under normal circumstances, the Acquiring Fund invests at least 80% of its net assets in equity securities. During normal market conditions, the Fund diversifies its holdings globally by investing in at least three countries, and typically more than that. While the Fund invests in foreign equities, it also invests a substantial portion of its assets in equities of U.S. companies, which comprised approximately 50% of the total assets of the Fund as of August 29, 2003. The Fund may invest no more than 25% of total assets in emerging markets (such as Russia, Malaysia and Pakistan).

     Debt Securities. Although each Fund invests primarily in equity securities, each Fund may also invest in debt securities. These debt securities may include Yankee bonds (dollar-denominated bonds issued by foreign issuers) and convertible bonds.

     Each of the Acquired Fund and Acquiring Fund may invest in short-term debt obligations including commercial paper and bank obligations.

     Each of the Acquired Fund and Acquiring Fund may also invest in obligations of, or guaranteed by, the U.S. Government, its agencies and instrumentalities and corporate debt obligations.

     Diversification. Each of the Acquired Fund and the Acquiring Fund is a "diversified" fund. This means that neither Fund may, with respect to 75% of its assets, invest more than 5% of its total assets in any one issuer or invest in more than 10% of the voting securities of any issuer.

     Illiquid Securities. Each of the Acquired Fund and the Acquiring Fund may purchase securities for which there is no readily available market. These securities are known as illiquid securities. Neither Fund will invest more than 15% of the value of its net assets in illiquid securities.

See "Principal Investments, Risk Factors and Investment Restrictions" on page 12 for more information on the risks associated with the types of assets that can be purchased by the Funds.

MANAGEMENT STYLE AND SECURITY SELECTION PROCESS

     The investment manager of the Acquired Fund and the Acquiring Fund is Citizens Advisers, Inc. ("Citizens"). Citizens will continue to serve as the investment manager of the Acquiring Fund after the consummation of the Reorganization. At its own expense, Citizens has engaged a subadviser, SSgA Funds Management, Inc. ("SSgA"), to handle the day-to-day management of each of the Acquired Fund and Acquiring Fund. SSgA has been the subadviser for each Fund since October 17, 2001. SSgA will continue to serve as the subadviser for the Acquiring Fund after the consummation of the Reorganization.

     The Acquired Fund is actively managed, meaning that the Fund continually seeks to hold stocks that show attractive appreciation potential and eliminate those that do not. Using a growth approach to investing, the Fund looks for companies that display sustainable growth of earnings, innovative products, services or business strategies, and/or the potential to benefit from political or economic conditions.

     The Acquired Fund looks for regions that offer the potential to benefit from growth prospects (such as growth of infrastructure or consumer demand), low presence or risk of economic imbalances (such as inflation, trade deficits or public debt), adequate liquidity within financial markets and the country's economy (including currency exchange), and sound government economic policies.

     The Acquiring Fund favors larger, high-quality companies. These are typically companies in strong competitive positions with high recurring demand for their products or services. When the Fund believes the situation warrants, it will also invest in smaller companies or those with potential to benefit from cyclical business opportunities. At times, in an effort to take advantage of an opportunity, the Fund may invest comparatively heavy or light in a given economic sector (cluster of related industries), including higher-risk sectors such as technology. The Acquiring Fund historically has had a high portfolio turnover rate.

     Securities selected by both Funds must meet Citizens' fundamental and social criteria by showing a high level of corporate responsibility and underlying business strength. Each Fund seeks to avoid stocks or eliminate holdings if they fail Citizens' screening (or re-screening) criteria for social, environmental and corporate responsibility, if they have reached a target price, if their fundamental outlook has changed, or in order to adjust exposure to a certain sector or type of risk.

Investment Advisory Services and Management Fees

     Citizens Advisers is located at 230 Commerce Way, Portsmouth, NH 03801.

     SSgA Funds Management, Inc. ("SSgA") is the subadviser for the Acquired Fund and the Acquiring Fund. SSgA is a U.S. registered investment adviser and a wholly-owned subsidiary of State Street Corporation. SSgA is compensated by Citizens Advisers out of the management fees that Citizens Advisers receives from the Funds. SSgA will continue to serve as the investment subadviser for the Acquiring Fund following the consummation of the Reorganization.

     Ben Kottler, portfolio manager at SSgA and leader of the International Growth Strategies Team, has been responsible for leading the team management of the Acquired Fund since March 2002.

     Kimberly Gluck, also employed by SSgA as a portfolio manager, has been responsible for leading the team management of the Acquiring Fund since March 2002. Ben Kottler is also a member of the team of individuals managing the day-to-day operations of the Acquiring Fund.

     The Acquired Fund pays an aggregate management fee of 1.05% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. The Acquiring Fund pays an aggregate management fee of 1.00% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For a comparison of the total annual operating expenses for Standard Class shares of each Fund, please review the expense tables under "Overall Expenses" below.

  Overall Expenses

     Further information about the expenses of the Acquired Fund and the Acquiring Fund and pro forma expenses following the proposed reorganization are outlined in the tables below. All information is for Standard Class shares of each Fund.

                                                                    PRO FORMA
                                             ACQUIRED   ACQUIRING   ACQUIRING
                                               FUND       FUND        FUND
                                             --------   ---------   ---------
Shareholder Fees (Paid Directly From Your
Investment)                                    None       None        None
Redemption Fee                               2.00%(1)   2.00%(1)    2.00%(1)

                                                                       PRO FORMA
                                                ACQUIRED   ACQUIRING   ACQUIRING
                                                  FUND       FUND        FUND
                                                --------   ---------   ---------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees (all classes)                     1.05%      1.00%       1.00%
Distribution (12b-1) Fees
     Standard Class Shares                        0.25%      0.25%       0.25%

(1) Investors in the Fund may be assessed a redemption fee of 2.00% on Fund shares redeemed or exchanged within 60 days of their purchase.

                                                                       PRO FORMA
                                                ACQUIRED   ACQUIRING   ACQUIRING
                                                  FUND       FUND        FUND
                                                --------   ---------   ---------
Other Expenses
(administrative, shareholder servicing and
other expenses)
   Standard Class Shares                          1.20%       0.71%      0.71%

Total Annual Fund Operating Expenses
   Standard Class Shares                          2.50%       1.96%      1.96%

     This example is intended to help you compare the cost of investing in each of the Funds. The example assumes you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Acquiring and Acquired Funds' annual operating expenses remain the same. Your actual costs may be higher or lower.

                                 Acquired Fund

NUMBER OF YEARS YOU OWN YOUR SHARES        1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------
Your costs would be:
Standard Class Shares                        $253      $779    $1,331     $2,836

                                 Acquiring Fund

NUMBER OF YEARS YOU OWN YOUR SHARES        1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------
Your costs would be:
Standard Class Shares                        $199      $615    $1,057     $2,285

                            Pro Forma Acquiring Fund

NUMBER OF YEARS YOU OWN YOUR SHARES        1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------
Your costs would be:
Standard Class Shares                        $199      $615    $1,057     $2,285

Distribution of Shares and Other Services

Distributor

     The distributor for each of the Acquired Fund and the Acquiring Fund is Citizens Securities, Inc. Each Fund's shares are continuously sold by Citizens Securities. Shares of the Acquired Fund currently are offered only in connection with dividend reinvestments.

     Both the Acquired Fund and the Acquiring Fund have adopted a Rule 12b-1 distribution plan for their Standard Class shares. Under the plan, each Fund pays distribution fees. The distribution fees as a percentage of net assets for Standard Class shares of the Acquired Fund and the Acquiring Fund are the same. See "Overall Expenses" on page 9-10 for a comparison of the total fees and expenses for the Acquired Fund and the Acquiring Fund.

Other Service Providers

     As indicated below, the Acquired Fund and the Acquiring Fund have the same service providers. Upon completion of the Reorganization, the Acquiring Fund will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are the same.

--------------------------------------------------------------------------------
  SERVICE PROVIDER           ACQUIRED FUND                  ACQUIRING FUND
--------------------------------------------------------------------------------
Custodian             Fifth Third Bank               Fifth Third Bank
--------------------------------------------------------------------------------
Auditors              PricewaterhouseCoopers LLP     PricewaterhouseCoopers LLP
--------------------------------------------------------------------------------
Transfer Agent        BISYS Fund Services of Ohio    BISYS Fund Services of Ohio
--------------------------------------------------------------------------------

Sales Charges, Purchase Policies, and Redemption and Exchange Information

     The purchase, redemption and exchange procedures and privileges with respect to the Acquired Fund are the same as those of the Acquiring Fund. Please refer to each Fund's prospectus and statement of additional information for a more detailed discussion of the purchase, redemption and exchange procedures and privileges applicable to each Fund.

Dividends and Other Distributions

     The Acquired Fund and the Acquiring Fund have the same policy relating to dividend distributions and capital gain distributions to shareholders. The Funds pay dividends and distribute capital gains, if any, according to the following schedule:

FUND               INCOME DIVIDEND DISTRIBUTIONS      CAPITAL GAIN DISTRIBUTIONS
----               -----------------------------      --------------------------
Acquired Fund                annually                          annually
Acquiring Fund               annually                          annually

     Each Fund may also make additional distributions to shareholders to the extent necessary to avoid the application of a federal tax. Each Fund expects distributions to be primarily from capital gains. For each Fund, capital gain distributions and dividends are reinvested in additional Fund shares of the same class that you hold. Alternately, you can, in the case of each Fund, have your distributions and/or dividends paid in cash.

     On or immediately prior to the Closing Date, the Acquired Fund will distribute (in the form of one or more dividends and/or other distributions) to its shareholders substantially all of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the date of such distribution or dividend. Unless a shareholder of the Acquired Fund has requested to have distributions or dividends paid in cash, such distributions or dividends will automatically be reinvested in the manner described above. Between the Closing Date and the end of its current taxable year, it is expected that the Acquiring Fund will make one or more similar distributions to its shareholders, including the former Acquired Fund shareholders who receive shares of the Acquiring Fund in the Reorganization.

Tax Consequences

     The Acquired Fund and the Acquiring Fund will each receive an opinion of Bingham McCutchen LLP in connection with the Reorganization to the effect that, based upon certain facts, assumptions and representations, the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund solely in exchange for voting stock of the Acquiring Fund, followed by the distribution of such shares in complete liquidation of the Acquired Fund, will constitute a reorganization within the meaning of section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes such a reorganization, no gain or loss will be recognized by the Acquired Fund or its shareholders as a direct result of the Reorganization, except as described on page 15 under the heading, "The Proposed Transaction--Federal Income Tax Consequences."

        PRINCIPAL INVESTMENTS, RISK FACTORS, AND INVESTMENT RESTRICTIONS

Principal Investments and Risk Factors

     The investment objectives of the Funds are the same, and the policies and risk factors of the Acquired Fund are, in many respects, similar to those of the Acquiring Fund. There are, however, some differences. The following discussion summarizes some of the more significant similarities and differences in the investment policies and risk factors of the Acquired Fund and the Acquiring Fund and is qualified in its entirety by the Prospectuses and Statement of Additional Information of the Acquired Fund and the Acquiring Fund incorporated herein by reference.

--------------------------------------------------------------------------------
Both Funds    Foreign Securities

              Each Fund invests in securities of foreign issuers. Foreign securities markets typically are less efficient and more volatile than U.S. securities markets, and may be more sensitive to political and economic events. Foreign economies and governments may be less mature and less stable than those in the U.S., may impose regulations on markets that are either excessive or inadequate, or may confiscate assets (through high taxation or nationalization, for instance). With foreign currencies, exchange controls and changes in exchange rates can affect the dollar value of these securities or the ability to realize that value, potentially widening investment losses on foreign securities or canceling out gains. With dollar-denominated securities, currency risks can still affect the dollar value of these securities. Foreign risks are greater in emerging markets than in developed markets.

              Both funds invest in equity securities of foreign issuers. Under normal circumstances, the Acquired Fund invests at least 65% of the value of its total assets in equity securities of foreign issuers and at least five foreign countries. The Acquiring Fund, under normal circumstances, invests in companies in at least three countries (including substantial investments in the U.S.), and typically more than that.

--------------------------------------------------------------------------------
Both Funds    Market Risks

              Each Fund is subject to market risks. As with any fund that invests in stocks or fixed-income securities, the value of your investment will go up and down depending on market conditions, and you could lose money if the fund's shares are worth less when you sell them than when you bought them. Stock and bond markets may react dramatically and unpredictably to political, regulatory, market or economic developments. In general, stocks are more volatile than bonds.

              Stocks of growth companies may be especially volatile, because their prices are largely based on future earnings. The Acquired Fund is more heavily invested in stocks of growth companies.

--------------------------------------------------------------------------------
Both Funds    Small- and Medium-Sized Company Risks

              Each Fund may invest in small- and medium-sized companies. Because these companies tend to lack the diverse business lines, experienced management and extensive financial resources of larger firms, their stocks typically are riskier than those of larger firms. Also, because shares of some smaller companies may be thinly traded, they can be more volatile and less liquid, especially during unusual market conditions.

--------------------------------------------------------------------------------
Both Funds    Sector and Company Risks

              Each Fund is subject to sector and company risks. To the extent that the Funds invest in securities within a given sector, they are exposed to that sector's risks and opportunities. The Funds could underperform the overall market or certain indices if they invest heavily in a sector that performs poorly or invest lightly in a sector that performs well. Certain sectors, such as technology, can be highly volatile because of such factors as rapid product obsolescence and intense competition. Similarly, the Funds' investments in each stock represent exposure to that company's risks and opportunities, and Fund performance could be hurt if the Funds invest heavily in a company that performs poorly.

--------------------------------------------------------------------------------
Both Funds    Fixed-Income Securities

              Each Fund may invest in bonds and other debt securities. For these securities, credit quality is measured at the time a security is bought for a Fund. The Adviser relies on ratings by recognized independent rating organizations, or, for unrated securities, its own credit analysis. When two independent ratings disagree, the Adviser may use the higher one. If a security's credit quality falls, the Adviser usually will sell the security unless it determines that it would better serve the Fund's interest to keep it.

--------------------------------------------------------------------------------
Acquiring     Portfolio Turnover Risk
Fund
              The Acquiring Fund is subject to portfolio turnover risk. Because the Fund's strategies lead it to buy and sell securities more actively than many funds, it could have higher expenses (which reduce investor return) and higher taxable distributions.

--------------------------------------------------------------------------------
Both Funds    Defensive Strategies

              In order to have cash for processing shareholder and portfolio transactions and for paying operating expenses, the Funds typically invest a portion of their assets in cash equivalents, such as money market instruments or other high-quality, short-term, liquid obligations. Under special circumstances -- such as in order to reduce or avoid concentration in an industry or issuer, or because of unusual market conditions -- the Funds may temporarily place up to 100% of net assets in cash equivalents, or may otherwise depart from their stated investment strategies. To the extent that the Funds depart from their usual investment strategies, it increases the risk that the Funds won't achieve their goals.

--------------------------------------------------------------------------------

     The foregoing describes the principal investments and related risks of each Fund. Each Fund may invest in additional types of investments and may be subject to additional risk factors that are described in the Statement of Additional Information of that Fund. Certain of these non-principal investments and related risk factors may differ for each Fund. For a further description of such investments and related risks, please consult the Statement of Additional Information of the applicable Fund.

Fundamental Investment Restrictions

     Both Funds have adopted certain fundamental investment restrictions that may not be changed without the affirmative vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund (a "Majority Shareholder Vote"), which as used herein means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. The fundamental investment restrictions of each of the Funds are the same, and are as follows:

     1. The Funds may not make loans to other persons if such loans are specifically prohibited by the 1940 Act or the rules and regulations thereunder.

     2. The Funds may not issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations thereunder.

     3. The Funds may not borrow money if such borrowing is specifically prohibited by the 1940 Act or the rules and regulations thereunder.

     4. The Funds may not underwrite securities issued by other persons, except that all or any portion of the assets of each Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act or the rules and regulations thereunder, and except in so far as a Fund may technically be deemed an underwriter under the Securities Act in selling a security.

     5. The Funds may not concentrate their investments in any particular industry, but if it is deemed appropriate for the achievement of a Fund's investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that this restriction does not apply to positions in futures contracts. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and obligations of domestic branches of domestic banks, are not included in this limit.

     6. The Funds may not purchase or sell real estate (excluding securities secured by real estate or interests therein), or interests in oil, gas or mineral leases in the ordinary course of business; each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund.

     As diversified Funds, each Fund must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the Fund's total assets and not more than 10% of the voting securities of the issuer.

Non-Fundamental Investment Restrictions

     In addition to the fundamental restrictions described above, each Fund is subject to the following non-fundamental investment restriction that may be changed at any time by the Board without shareholder approval:

     No more than 15% of the net assets of each Fund, will be invested in illiquid securities. Private Placements which may be traded pursuant to Rule 144A under the Securities Act will not be subject to this limitation if the Trust's Board of Trustees or the investment adviser finds that a liquid trading market exists for these securities.

     In addition, as a non-fundamental investment policy, the Acquiring Fund will invest, under normal market conditions, at least 80% of the value of its net assets in equity securities. This policy may be changed by the Board of Trustees of the Acquired Fund with at least 60 days' notice to shareholders prior to any such change.

     For additional information, you should consult the Prospectus and Statement of Additional Information of the applicable Fund.

                            THE PROPOSED TRANSACTION

Description Of The Plan

     As described above, the Plan provides that substantially all of the assets and all of the liabilities of the Acquired Fund will be transferred to the Acquiring Fund. In exchange for the transfer of those assets and liabilities, the Acquired Fund will receive shares of the Acquiring Fund ("Reorganization Shares"). Reorganization Shares of the Acquiring Fund so received will then be distributed to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, and the Acquired Fund will be terminated. The Acquired Fund issues only Standard Class shares, and will receive Standard Class shares of the Acquiring Fund in this transaction.

     As a result of the Reorganization, each shareholder of the Acquired Fund will receive that number of full and fractional Standard class shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the Acquired Fund held on the Closing Date. The Acquiring Fund will establish an account for each Acquired Fund shareholder that will reflect the number and class of shares of the Acquiring Fund distributed to that shareholder. The Acquiring Fund's shares issued in the Reorganization will be in uncertificated form.

     Until the Closing Date, shareholders of the Acquired Fund will, of course, continue to be able to redeem their shares by sending a redemption request in proper form to the Acquired Fund's transfer agent. Redemption requests received by the Acquired Fund's transfer agent after the closing of the Reorganization will be treated as requests received for the redemption of shares of the Acquiring Fund.

     The obligations of the Acquired Fund and the Acquiring Fund under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that the Reorganization shares be duly registered in conformity with applicable law. The Acquired Fund and the Acquiring Fund are in the process of making the necessary filings.

     To provide against unforeseen events, the Plan may be terminated or amended prior to the Closing Date by action of the Trustees, in each case notwithstanding the approval of the Plan by the shareholders of the Acquired Fund. However, after the Plan and the Reorganization have been approved by the requisite shareholders of the Acquired Fund, no amendment may have the effect of changing the provisions for determining the value of Acquiring Fund Shares to be paid to the Acquired Fund's shareholders under the Plan to the detriment of the Acquired Fund's shareholders without further shareholder approval. The Board may waive any condition to the consummation of the Plan if, in its judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Funds.

     Each Fund will pay its own costs and expenses associated with the Reorganization, including costs of soliciting proxies. Shareholders have no rights of appraisal.

Reasons for the Proposed Transaction

     At a meeting of the Board of Trustees of Citizens Funds held on August 18, 2003, the Trustees considered materials discussing the potential benefits to the shareholders of the Acquired Fund if the Acquired Fund were to reorganize with and into the Acquiring Fund. For the reasons discussed below, the Board of Trustees of Citizens Funds, including a majority of the Non-Interested Trustees, has determined that the proposed Reorganization is in the best interests of the Acquired Fund and its shareholders and that the interests of the Acquired Fund shareholders will not be diluted as a result of the proposed Reorganization.

     The Trustees believe that the Acquired Fund and its shareholders will benefit from the proposed Reorganization for the following reasons:

Prospects, Fees and Expenses

     The Trustees noted that the Acquired Fund is significantly smaller than the Acquiring Fund and has fewer prospects for growth. They also noted that the Fund has failed to attract any significant assets since its launch in December of 2000, and that this situation is showing no signs of changing. As a result, the Acquired Fund may not be able to reduce its operating expenses in the future and may find it increasingly difficult to achieve competitive investment results. The Trustees also noted that the total annual operating expenses of the Standard Class shares of the Acquiring Fund are less than the total annual operating expenses of the Standard Class shares of the Acquired Fund.

Investment Objectives and Investment Strategies

     The proposed combination of the Acquired Fund into the Acquiring Fund will allow the shareholders of the Acquired Fund to continue to participate in a professionally managed portfolio governed by the same investment objective and similar investment policies. The Trustees noted that both Funds invest significantly in equity securities of foreign issuers. The Trustees of the Acquired Fund noted that although there were differences in the investment strategies of the Funds, the Acquiring Fund provides investments in foreign securities, albeit to a lesser extent than the Acquired Fund.

     The Board of Trustees, in recommending the proposed transaction, considered a number of factors, including the following:

     a. the compatibility of the Acquired Fund's investment objective, policies and restrictions with those of the Acquiring Fund;

     b. the advisory, distribution, and other servicing arrangements of the Acquiring Fund;

     c.   the tax-free nature of the Reorganization;

     d. the terms and conditions of the Reorganization and that it should not result in a dilution of Acquired Fund shareholder interests;

     e. the level of costs and expenses to the Acquired Fund of the Reorganization;

     f. the lower total annual expense ratios of the Acquiring Fund as compared to the Acquired Fund;

     g. a variety of alternatives potentially available to the Acquired Fund, including maintaining the status quo or liquidating the Acquired Fund; and

     h.   the historic performance of the Acquired and the Acquiring Funds.

     Due to a combination of factors, including those described above, the Board of Trustees believes that the Acquired Fund and its shareholders would benefit from a tax-free reorganization with the Acquiring Fund. ACCORDINGLY, IT IS RECOMMENDED THAT THE SHAREHOLDERS OF THE ACQUIRED FUND APPROVE THE REORGANIZATION WITH THE ACQUIRING FUND.

Description of the Securities to be Issued

     The Acquiring Fund is a diversified series of Citizens Funds, which was organized as a business trust under the laws of the Commonwealth of Massachusetts on November 18, 1982, and is registered with the Securities and Exchange Commission as an open-end management investment company. Pursuant to Citizens Funds' Declaration of Trust, Trustees have authorized the issuance of fourteen series of shares (or funds), including the Acquiring Fund.

     The Acquiring Fund currently offers three different classes of shares:
Standard, Institutional and Administrative Share classes. Shares of each class of the Acquiring Fund represent interests in the Acquiring Fund in proportion to each share's net asset value. The per share net asset value of each class of shares in the Acquiring Fund is calculated separately and may differ among classes as a result of the differences in distribution and service fees payable by the classes and the allocation of certain incremental class-specific expenses to the appropriate class to which such expenses apply.

     All shares of the Acquiring Fund have the same voting rights, except that shares of the Acquiring Fund and the shares of the other series offered by Citizens Funds are entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of the Acquiring Fund and the shares of the other series offered by Citizens Funds may vote together in the election or selection of Trustees and accountants for Citizens Funds. In matters affecting only a particular series or class only, shares of that particular series or class are entitled to vote.

     Each shareholder of the Acquiring Fund is entitled to cast, at all meetings of shareholders on items on which that shareholder is entitled to vote, one vote for each dollar of net asset value of the fund attributable to that share. This type of voting is called dollar-weighted voting. Dollar-weighted voting is important on matters where the funds in Citizens Funds vote together. This kind of voting would match a shareholder's economic interest in Citizens Funds with the shareholder's voting powers, and would prevent a shareholder who holds many shares with a relatively low price per share from having disproportionately large voting powers.

     All shares of the Acquiring Fund will, when issued, be fully paid and nonassessable. Citizens Funds is not required to hold, and has no present intention of holding, annual meetings of shareholders, but Citizens Funds will hold special meetings of shareholders when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.

     The shares of the Acquiring Fund and the shares of the other series offered by Citizens Funds have non-cumulative voting rights in the election of Trustees. This means that the holders of shares representing more than 50% of the voting power of the Fund voting for the election of Trustees can elect 100% of the Trustees, if they choose to do so. In such event, the holders of shares representing less than 50% of the voting power of the Fund will not be able to elect any person or persons to the Board of Trustees.

Federal Income Tax Consequences

     The Reorganization is conditioned upon the receipt by each of the Acquiring Fund and the Acquired Fund of an opinion from Bingham McCutchen LLP, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all of the assets of the Acquired Fund in exchange solely for Reorganization Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such Reorganization Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of
Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for the Reorganization Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of the Reorganization Shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund, except for (a) gain or loss that may be recognized on the transfer of "section 1256 contracts" as defined in section 1256(b) of the Code and (b) gain that may be recognized on the transfer of stock in a "passive foreign investment company" as defined in section 1297(a) of the Code; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund upon the transfer; (iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund (other than assets with respect to which gain or loss is required to be recognized) will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Reorganization Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by the shareholders of the Acquired Fund upon the receipt of Reorganization Shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of Reorganization Shares received by each shareholder of the Acquired Fund will be, in the aggregate, the same as the basis, in the aggregate, of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of Reorganization Shares received by each shareholder of the Acquired Fund will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of such shareholder.

     The Acquired Fund will, as described above, distribute substantially all of its investment company taxable income, if any, and realized net capital gain (including any income or gain recognized in the Reorganization, as described above) to its shareholders as one or more taxable dividends on or immediately prior to the Closing Date. However, the Acquiring Fund will not make such a distribution on or immediately prior to the Closing Date. As a result, when the Acquiring Fund subsequently makes a similar distribution or distributions to its shareholders, including the former Acquired Fund shareholders who receive Reorganization Shares of the Acquiring Fund, those former Acquired Fund shareholders will effectively be receiving a return of a portion of their capital investment in the Acquiring Fund in the form of a taxable dividend.

     While the Acquiring Fund is not aware of any adverse state or local tax consequences of the proposed Reorganization, the Fund has not requested any ruling or opinion with respect to such consequences and shareholders should consult their own tax advisers with respect to such matters.

Liquidation and Termination of the Acquired Fund

     If the Reorganization is effected, the Acquired Fund will be liquidated and terminated, and the Fund's outstanding shares will be cancelled.

Portfolio Securities

     If the Reorganization is effected, the Acquired Fund will transfer its portfolio securities to the Acquiring Fund. If the Reorganization is effected, Citizens Advisers will analyze and evaluate the portfolio securities of the Acquired Fund being transferred to the Acquiring Fund. Consistent with the Acquiring Fund's investment objectives and policies, any restrictions imposed by the Code and the best interests of the Acquiring Fund's shareholders (including former shareholders of the Acquired Fund), Citizens Advisers will determine whether to maintain an investment in these portfolio securities. Subject to market conditions, the disposition of portfolio securities may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific securities being sold.

Portfolio Turnover

     The portfolio turnover rate for the Acquired Fund for its fiscal year ended June 30, 2003 was 90.26%.The portfolio turnover rate for the Acquiring Fund for its fiscal year ended June 30, 2003 was 42.05%. In the past, the portfolio turnover rates for each Fund have been higher. For a discussion of the risks relating to portfolio turnover, see "Principal Investments and Risk Factors."

Pro Forma Capitalization

     Because the Acquired Fund will be combined in the Reorganization with the Acquiring Fund, the total capitalization of the Acquiring Fund after such reorganization is expected to be greater than the current capitalization of the Acquired Fund. The following table sets forth as of August 29, 2003: (a) the capitalization of the Acquired Fund and the Acquiring Fund, and (b) the pro forma capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization. If the Reorganization is consummated, the capitalization of the Acquired Fund and the Acquiring Fund is likely to be different as a result of daily share purchase and redemption activity.

                             Total Net Assets   Shares Outstanding   Net Asset Values Per Share
                             ----------------   ------------------   --------------------------
Acquired Fund
Standard Class                   $3,128,495           489,672                    $6.39

Acquiring Fund
Standard Class                 $104,178,499         7,459,982                   $13.96

Institutional Class              $7,038,746           493,737                   $14.26

Administrative Class             $2,185,991           155,053                   $14.10

Pro Forma Acquiring Fund
Standard Class                 $107,306,994         7,684,086                   $13.96

Institutional Class              $7,038,746           493,737                   $14.26

Administrative Class             $2,185,991           155,053                   $14.10

Performance

     Performance shown below is as of December 31, 2002 and is based on historical earnings. Past performance does not necessarily indicate how the Funds will perform in the future.

     The table below shows the performance of each Fund's Standard Class shares for each of the full calendar years indicated. Performance for other share classes would have different performance because of their different expenses. All figures assume distributions were reinstated.

     The table provides an indication of the risks of investing in each Fund by showing changes in the Fund's performance from year to year.

            ANNUAL TOTAL RETURNS (For the calendar years indicated)

---------------------------------------------------------------------------------------------
Acquired Fund       N/A      N/A      N/A      N/A      N/A        N/A    (26.87)%   (19.81)%
---------------------------------------------------------------------------------------------
Acquiring Fund    13.74%   13.16%   19.91%   32.26%   74.09%   (19.37)%   (29.02)%   (21.43)%
---------------------------------------------------------------------------------------------
                   1995     1996     1997     1998     1999      2000       2001      2002
---------------------------------------------------------------------------------------------

                        CALENDAR YEARS ENDED DECEMBER 31

                                       Acquired Fund           Acquiring Fund
--------------------------------------------------------------------------------
Quarterly Returns (for years covered
by the preceding table):

Highest                                  7.71% in                  46.07% in
                                     4th quarter of 2002     4th quarter of 1999

Lowest                                  (19.02)% in            (20.94)% in the
                                     3rd quarter of 2002     1st quarter of 2001

     The tables below compare the before- and after-tax average annual total return of each Fund for the periods shown with that of the MSCI EAFE Index, a broad-based, unmanaged index of foreign stocks, in the case of the Acquired Fund, and MSCI World Index, an unmanaged market capitalization-weighted index designed to represent the performance of the world's developed stock markets, in the case of the Acquiring Fund. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an individual investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. These tables also compare the before-tax average annual total returns for the other classes of the Acquiring Fund with those of the MSCI World Index. Each Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. After-tax returns are only for Standard Class shares and the after-tax returns for other classes will vary.

                  Average Annual Returns of the Acquired Fund
                     Calendar Year Ended December 31, 2002

                                       One Year  Since Inception  Inception Date
                                       --------  ---------------  --------------
Standard Class Shares
Return before taxes                    (19.81)%     (23.08)%          12/20/00

Return after taxes on distributions    (19.81)%     (23.08)%

Return after taxes on distributions
and sale of Fund shares                (12.16)%     (17.93)%

MSCI EAFE Index*                       (15.94)%     (17.79)%

* Index performance reflects no deduction for fees, expenses or taxes.

                  Average Annual Returns of the Acquiring Fund
                     Calendar Year Ended December 31, 2002

                                             One Year   Five Years   Since Inception   Inception Date
-----------------------------------------------------------------------------------------------------
Standard Class Shares
Return before taxes                          (21.43)%      0.70%           5.09%           02/08/94

Return after taxes on distributions          (21.43)%     (0.14)%          4.33%

Return after taxes on distributions
and sale of Fund shares                      (13.16)%      0.55%           4.06%

Other Classes (Return before taxes only)

Institutional Class                          (20.96)%       N/A         (13.98)%           11/01/99

                                             One Year   Five Years   Since Inception   Inception Date
-----------------------------------------------------------------------------------------------------
Administrative Class                         (21.25)%       N/A         (25.95)%           02/04/00

MSCI World Index*                            (19.89)%     (2.11)%          4.16%         **02/08/94

* Index performance reflects no deduction for fees, expenses or taxes.

** The total returns of the MSCI World Index since the inception of each of the Institutional and Administrative Class shares is (13.02)% and (16.31)%, respectively.

                               VOTING INFORMATION

General Information

     The Board of Trustees of Citizens Funds is furnishing this Proxy Statement/Prospectus in connection with the solicitation of proxies for a Special Meeting of Shareholders of the Acquired Fund at which shareholders will be asked to consider and approve the proposed Plan with respect to the Acquired Fund.

     It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Acquired Fund and Acquiring Fund may also solicit proxies and voting instructions by telephone or otherwise. ADP Investor Communication Services has been retained to assist in the solicitation of proxies, at a cost of approximately $3,500.00. Shareholders may vote (1) by mail by marking, signing, dating and returning the enclosed proxy card(s) in the enclosed postage-paid envelope, (2) by touch-tone voting over the telephone, or
(3) via the Internet.

     Any shareholder of the Acquired Fund giving a proxy has the power to revoke it by submitting a written notice of revocation to the Acquired Fund or by attending the Special Meeting and voting in person. All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy card or, if no specification is made, in favor of the proposals referred to in this Proxy Statement/Prospectus.

Quorum; Vote Required to Approve Proposal

     The holders of shares representing thirty percent (30%) of the voting power of the outstanding shares entitled to vote present in person or by proxy shall constitute a quorum at any meeting of the shareholders for the transaction of business by the Acquired Fund. In the absence of a quorum, any lesser number of outstanding shares entitled to vote present in person or by proxy may adjourn the meeting from time to time until a quorum shall be present.

     For the purposes of establishing whether a quorum is present at the Special Meeting, all shares present and entitled to vote, including abstentions and broker non-votes, shall be counted. Broker non-votes are proxies received by the Acquired Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

     In the event that sufficient votes in favor of the Plan are not received by November 21, 2003, the persons named as appointed proxies on the enclosed proxy card may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of the holders of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as appointed proxies on the enclosed proxy card will vote in favor of any such adjournment those proxies required to be voted in favor of the Plan. They will vote against any such adjournment those proxies required to be voted against the Plan. The costs of any additional solicitation and of any adjournment session will be borne by the Acquired Fund.

     The Plan must be approved by the vote of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund, whichever is less (Abstentions and broker non-votes will have the effect of a "no" vote on the proposal to approve the Plan).

Outstanding Shareholders

     Holders of record of the shares of the Acquired Fund at the close of business on September 30, 2003 (the "Record Date") will be entitled to one vote per share on any matter on which they are entitled to vote at the Special Meeting. As of July 31, 2003, there were 480,942.769 outstanding Standard Class shares of the Acquired Fund.

     The table below shows the name, address and share ownership of each person known to the Acquired Fund to own 5% or more of the shares of the Acquired Fund as of July 31, 2003. The table also indicates the percentage of the Acquired Fund's shares that would be owned by such persons upon consummation of the Reorganization on the basis of present holdings and commitments. The type of ownership of each person listed below is record ownership.

-----------------------------------------------------------------------------------------------------------------
                                                                    Type of      Percentage       Pro Forma
Name and Address                                     Class         Ownership      Ownership      Percentage
-----------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.
101 Montgomery St.
San Francisco, CA 94104-4122                      Standard          Record         35.59%            41.49%

-----------------------------------------------------------------------------------------------------------------
National Financial Serv. Corp. of Our Customers
Attn: Glen Luke
200 Liberty St.
New York, NY 10281-1003                           Standard          Record          5.48%             7.29%

-----------------------------------------------------------------------------------------------------------------
Jane B. Dunaway
Jane B. Dunaway Revocable Living Trust
P.O. Box S
PMB NO3563
Carmel, CA 93921-0589                             Standard          Record         12.59%             0.36%
                                                                and Beneficial
-----------------------------------------------------------------------------------------------------------------

     The table below shows the name, address and share ownership of each person known to the Acquiring Fund to own 5% or more of the shares of the Acquiring
Fund as of July 31, 2003.The table also indicates the percentage of the Acquiring Fund's shares that would be owned by such persons upon consummation of the Reorganization on the basis of present holdings and commitments. The type of ownership of each person listed below is record ownership.

                                                                                                  Pro Forma
                                                                                                 Percentage
                                                                    Type of      Percentage       Ownership
Name and Address                                     Class         Ownership      Ownership   Post-Reorganization
-----------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.
Attn Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122                      Standard          Record         40.64%            41.49%
-----------------------------------------------------------------------------------------------------------------

                                                                                                  Pro Forma
                                                                                                 Percentage
                                                                    Type of      Percentage       Ownership
Name and Address                                     Class         Ownership      Ownership   Post-Reorganization
-----------------------------------------------------------------------------------------------------------------
National Financial Serv. Corp.
1 World Financial Center
Attn Glen Luke
200 Liberty St.
New York, NY 10281-1003                           Standard          Record          7.16%             7.29%
-----------------------------------------------------------------------------------------------------------------
Chase Manhattan Bank
National Wholesale
Druggists Association
One Chase Square
Rochester, NY 14643                               Administrative    Record          6.57%             6.57%
-----------------------------------------------------------------------------------------------------------------
Chase Manhattan Bank NA
Advanced Home Care 403B
One Chase Square
Rochester, NY 14643                               Administrative    Record          5.26%             5.26%
-----------------------------------------------------------------------------------------------------------------
ING National Trust
151 Farmington Ave.
Hartford, CT 06156                                Administrative    Record         63.88%            63.88%
-----------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.
Attn Mutual Funds
101 Montgomery St.
San Francisco, NH 94104-4122                      Institutional     Record          8.14%             8.14%
-----------------------------------------------------------------------------------------------------------------
D.R. Phillips, Inc.
P.O. Box 3753
60 West Robinson St.
Orlando, FL 32801                                 Institutional     Record         19.35%            19.35%
                                                                and Beneficial
-----------------------------------------------------------------------------------------------------------------
Fidelity Investments
Institutional Operations Co., Inc.
As Agent for Certain Employee Bene Plan
100 Magellan Way
Covington, KY 41015                               Institutional     Record         20.66%            20.66%
-----------------------------------------------------------------------------------------------------------------
WEA Tax Sheltered Annuity Trust
45 Nob Hill Rd.
Madison, WI 53713                                  Institutional     Record         18.36%            18.36%
-----------------------------------------------------------------------------------------------------------------
SEI Trust Company
C/O Laird Norton
One Freedom Valley Drive
Oaks, PA 19456                                    Institutional     Record         11.16%            11.16%
-----------------------------------------------------------------------------------------------------------------
Turtle Co.
C/O State Street Bank
P.O. Box 9427
Boston, MA 02209-9427                             Institutional     Record          8.51%             8.51%
                                                                and Beneficial
-----------------------------------------------------------------------------------------------------------------
Goulstorrs & Co., Inc.
C/O Goulston & Storrs, P.C.
400 Atlantic Ave.
Boston, MA 02110-3333                             Institutional     Record         10.70%            10.70%
                                                                and Beneficial
-----------------------------------------------------------------------------------------------------------------

     As of July 31, 2003, the Trustees and officers of the Acquired Fund owned less than 1% of any class of the Acquired Fund's outstanding shares. As of July 31, 2003, the Trustees and officers of the Acquiring Fund owned less than 1% of any class of the Acquiring Fund's outstanding shares.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     As noted above, additional information about the Acquired Fund, the Acquiring Fund and the Reorganization has been filed with the Securities and Exchange Commission and may be obtained without charge by writing or calling the Acquired Fund, 230 Commerce Way, Portsmouth, NH 03801, telephone number (603) 436-1513 or the Acquiring Fund, 230 Commerce Way, Portsmouth, NH 03801, telephone number (603) 436-1513. Information included in this Proxy Statement/Prospectus concerning the Acquired Fund and the Acquiring Fund was provided by Citizens Funds, on behalf of each Fund.

     Each Fund files reports, proxy materials and other information about the applicable Fund with the Securities and Exchange Commission. Such reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the Commission at 450 Fifth Street, N.W., Washington, DC 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549 at prescribed rates or without charge from the Commission at publicinfo@sec.gov.

                                 OTHER MATTERS

     No Trustee is aware of any matters that will be presented for action at the Special Meeting other than the matters set forth herein. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Acquired Fund.

     Please complete, sign and return the enclosed proxy card promptly. No postage is required if mailed in the United States. You may also cast your vote by the internet or telephone.

                                   EXHIBIT A

                         FORM OF PLAN OF REORGANIZATION

     THIS PLAN OF REORGANIZATION is dated as of October 10, 2003 ("Plan"), and has been adopted by the Board of Trustees ("Board") of Citizens Funds, a Massachusetts business trust ("Trust") to provide for the acquisition of all of the assets of the Citizens International Growth Fund ("Selling Fund") by the Citizens Global Equity Fund ("Acquiring Fund"), in exchange solely for Standard Class shares of the Acquiring Fund ("Acquiring Fund Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Selling Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Selling Fund in complete liquidation of the Selling Fund, all as provided herein ("Reorganization"). The Selling Fund and the Acquiring Fund are sometimes referred to collectively, as the "Funds" and individually, as a "Fund."

                             PRELIMINARY STATEMENTS

     A. The Selling Fund and the Acquiring Fund are each series of the Trust, which is an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act"). Each of the Selling Fund and the Acquiring Fund is a regulated investment company under
          Section 851 of the Internal Revenue Code of 1986, as amended ("Code").

     B. The Board has determined that the Reorganization is in the best interests of each Fund and that the interests of the existing shareholders of each Fund would not be diluted as a result of the Reorganization.

     C. This Plan is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the Code.

                                   PROVISIONS

     1. Plan of Reorganization. As of the Effective Time (as that term is defined in Section 5), the Selling Fund will assign, deliver, and otherwise transfer all of its assets, free and clear of all liens, encumbrances and adverse claims, and assign all liabilities to the Acquiring Fund. The Acquiring Fund shall acquire these assets and shall assume these liabilities in exchange for a number of full and fractional Standard Class shares of the Acquiring Fund equivalent in value to the net assets of the Selling Fund immediately prior to the Effective Time.

     All debts, liabilities, obligations and duties of the Selling Fund, to the extent that they exist at or after the Effective Time, shall after the Effective Time, attach to the Acquiring Fund and may be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund. If the Selling Fund is unable to make delivery of any of its portfolio securities pursuant to this Section to the Acquiring Fund because any of such securities purchased by the Selling Fund have not yet been delivered to it by the Selling Fund's broker or brokers, then, in lieu of such delivery, the Selling Fund shall deliver to the Acquiring Fund, with respect to these securities, executed copies of an agreement of assignment and due bills executed on behalf of the broker or brokers, together with any other documents as may be required by the Acquiring Fund, including brokers' confirmation slips.

     2. Transfer of Assets. The assets of the Selling Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), goodwill, and intangible property, and deferred or prepaid expenses, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Selling Fund, and other property owned by the Selling Fund as of the Effective Time. The Acquiring Fund shall assume all liabilities of the Selling Fund, whether accrued or contingent, existing at the Effective Time.

     3. Liquidation of the Selling Fund. At or as soon as practicable prior to the Effective Time, the Selling Fund will declare and pay to its shareholders of record one or more dividends or distributions sufficient to distribute substantially all of its investment company taxable income (prior to any deduction for dividends paid) and net capital gain, if any, for its taxable year ending at the Effective Time. Immediately after the transfer of assets provided for in Sections 1 and 2, the Selling Fund will distribute to its shareholders of record the Acquiring Fund Shares received by the Selling Fund pursuant to Section 1, in exchange for all of the issued and outstanding shares of the Selling Fund ("Selling Fund Shares"), and will completely liquidate. This distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of the Selling Fund and representing in each case the number of Acquiring Fund Shares due that shareholder.

     4. Conditions of the Reorganization. Consummation of this Plan is subject to the following conditions:

     (a) Shares to be Issued upon Reorganization. The Acquiring Fund Shares to be issued in connection with the Reorganization will be duly registered in conformity with applicable federal and state securities laws.

     (b) Marketable Title to Assets. The Selling Fund will have, as of the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer, and deliver, the assets to be transferred to the Acquiring Fund. Upon delivery and payment for these assets, the Acquiring Fund will have good and marketable title to the assets without restriction on the transfer of the assets, and the assets shall be free and clear of all liens, encumbrances, and adverse claims.

     (c) Taxes. As of the Effective Time, all federal and other tax returns and reports of each Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment of them. Each Fund shall have met the requirements of Subchapter M of the Code for qualification as a regulated investment company, and shall have elected to be treated as such, for each taxable year of its existence (including, with respect to the Selling fund, the taxable year ending at the Effective Time).

     (d) The Trust shall have received on or before the Effective Time an opinion of counsel satisfactory to the Trust, based upon customary representations and assumptions, substantially to the effect that for federal income tax purposes:

          (1) The transfer of substantially all of the assets of the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain liabilities of the Selling Fund, followed by the distribution of the Acquiring Fund Shares to the shareholders of the Selling Fund in exchange for their Selling Fund Shares in complete liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
               Section 368(a) of the Code;

          (2) Each of the Acquiring Fund and the Selling Fund will be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

          (3) No gain or loss will be recognized by the Selling Fund upon the transfer of its assets in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Selling Funds liabilities, except for (i) gain or loss that may be recognized on the transfer of "section 1256 contracts" as defined in Section 1256(b) of the Code and (ii) gain that may be recognized on the transfer of stock in a "passive foreign investment company" as defined in section 1297(a) of the Code;

          (4) No gain or loss will be recognized by the Acquiring Fund on its receipt of the Selling Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Selling Fund's liabilities;

          (5) The basis of the Selling Fund's assets in the Acquiring Fund's hands will be the same as the basis of those assets in the Selling Fund's hands immediately before the Reorganization, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Selling fund upon the transfer;

          (6) The Acquiring Fund's holding period for the assets transferred to the Acquiring Fund by the Selling Fund, other than assets with respect to which gain or loss is required to be recognized, will include the holding period of those assets in the Selling Fund's hands immediately before the Reorganization;

          (7) No gain or loss will be recognized by the Selling Fund's shareholders as a result of the Selling Fund's distribution of Acquiring Fund Shares to the Selling Fund's shareholders in exchange for Selling Fund Shares;

          (8) The basis of the Acquiring Fund Shares received by each Selling Fund shareholder will be the same as the basis of the Selling Fund Shares exchanged therefore; and

          (9) The holding period of the Acquiring Fund Shares received by each Selling Fund shareholder will include the holding period of the Selling Fund Shares exchanged therefor, provided that such Selling Fund Shares were held as capital assets.

     (e) This Plan and the Reorganization shall have been approved by the requisite vote of the shareholders of the Selling Fund in accordance with the Trust's declaration of trust and by-laws and applicable law.

     The Board shall have approved and adopted this Plan and shall have authorized the issuance by the Acquiring Fund of Acquiring Fund Shares as of the Effective Time in exchange for the assets of the Selling Fund pursuant to the terms and provisions of this Plan.

     (f) The Trust will not take any action or cause any action to be taken that is inconsistent with the treatment of the Reorganization as a reorganization within the meaning of Section 368(a) of the Code or would reasonably be expected to result in the failure of the transaction to qualify as a reorganization with the meaning of Section 368(a) of the Code.

     5. Effective Time of the Reorganization. The exchange of the Selling Fund's assets for corresponding Acquiring Fund Shares shall be as of the close of market on December 19, 2003 or at such other time and date as fixed by the Board or any duly authorized officer of the Trust ("Effective Time").

     6. Termination. This Plan and the transactions contemplated by this Plan may be terminated and abandoned by resolution of the Board at any time prior to the Effective Time. In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Fund, the Selling Fund, the Trust, or the Trust's trustees or officers.

     7. Amendment and Waiver. This Plan may be amended, modified, or supplemented at any time upon authorization by the Board, without shareholder approval; provided, that after the Plan and the Reorganization have been approved by the requisite shareholders of the Selling Fund, no amendment may have the effect of changing the provisions for determining the value of Acquiring Fund Shares to be paid to the Selling Fund's shareholders under this Plan to the detriment of the Selling Fund's shareholders without further shareholder approval. The Board may waive any condition to the consummation of this Plan if, in its judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquiring Fund or the Selling Fund.

     8. Fees and Expenses. Each Fund shall be solely liable for its own expenses incurred in connection with entering into and carrying out the transactions contemplated by this Plan, whether or not the transaction contemplated hereby are consummated.

     9. Governing Law. This Plan shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts.

                                                            Rule 497(b)
                                                            File Nos. 333-108662
                                                            and 811-03626

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                         RELATING TO THE ACQUISITION BY

                           CITIZENS GLOBAL EQUITY FUND
                             (THE "ACQUIRING FUND"),
                           A SERIES OF CITIZENS FUNDS
                                230 Commerce Way
                              Portsmouth, NH 03801
                                 (603) 436-1512

                                OF THE ASSETS OF

                       CITIZENS INTERNATIONAL GROWTH FUND
                             (THE "ACQUIRED FUND"),
                           A SERIES OF CITIZENS FUNDS
                                230 Commerce Way
                              Portsmouth, NH 03801
                                 (603) 436-1512

                             Dated: October 10, 2003

     This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus, dated October 10, 2003 relating to the above-referenced matter may be obtained without charge by calling or writing the Acquiring Fund at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus. Each of the following documents accompanies this Statement of Additional Information and is incorporated herein by reference:

     1. Prospectus and Statement of Additional Information for the Acquired Fund, dated August 29, 2003.

     2. Prospectus and Statement of Additional Information for the Acquiring Fund dated August 29, 2003.

     3. Annual Report of the Acquired Fund and Acquiring Fund for the fiscal year ended June 30, 2003.

                               GENERAL INFORMATION

     This Statement of Additional Information relates to the proposed transfer of substantially all of the assets and all of the liabilities of the Acquired Fund to the Acquiring Fund, in exchange for shares of the Acquiring Fund (the "Reorganization"). The shares issued by the Acquiring Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund that were outstanding immediately before the effective time of the Reorganization.

     After the transfer of substantially all of its assets and all of the liabilities in exchange for the Acquiring Fund shares, the Acquired Fund will distribute such shares to its shareholders in liquidation of the Acquired Fund. Each shareholder owning shares of the Acquired Fund at the effective time of the Reorganization will receive shares of the corresponding class from the Acquiring Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the effective time of the Reorganization on shares of the Acquired Fund. The Acquiring Fund will establish an account for each former shareholder of the Acquired Fund reflecting the appropriate number of shares distributed to such shareholder. These accounts will be substantially identical to the accounts maintained by the Acquired Fund for each shareholder. Upon completion of the Reorganization, all outstanding shares of the Acquired Fund will have been redeemed and cancelled in exchange for shares distributed by the Acquiring Fund, and the Acquired Fund will wind up its affairs and be terminated as a series of Citizens

Funds under Massachusetts law. The accounting and performance survivor in the proposed merger will be the Acquiring Fund.

     For further information about the transaction, see the Proxy
Statement/Prospectus.

                   PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

     Pro forma financial statements are not included because as of August 29, 2003, the Acquired Fund's net assets did not exceed 10% of the Acquiring Fund's net assets.